Expense Example - FidelityMunicipalCorePlusBondFund-RetailPRO - FidelityMunicipalCorePlusBondFund-RetailPRO - Fidelity Municipal Core Plus Bond Fund - Fidelity Municipal Core Plus Bond Fund	Mar. 30, 2024 USD ($)
Expense Example:
1 year	$ 38
3 years	237
5 years	478
10 years	$ 1,168